Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	World Funds Trust
Entity Central Index Key	0001396092
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Curasset Capital Management Core Bond Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Core Bond Fund
Class Name	Founders Class Shares
Trading Symbol	CMBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Curasset Capital Management Core Bond Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/core-bond-fund. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/core-bond-fund
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Core Bond Fund	$18	0.36%¹

¹	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 270,917,893
Holdings Count | Holdings	266
Advisory Fees Paid, Amount	$ 299,122
Investment Company, Portfolio Turnover	8.89%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$270,917,893
Number of Holdings	266
Total Advisory Fee Paid	$299,122
Portfolio Turnover Rate	8.89%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition Treasury Notes 42.38% Asset Backed Bonds 32.26% Corprorate Bonds 19.13% Money Market Fund 5.56% Futures Contracts 0.06% Exchange Traded Funds 0%²
²	Less than 0.005%.

Curasset Capital Management Limited Term Income Fund Founders Class
Shareholder Report [Line Items]
Fund Name	Curasset Capital Management Limited Term Income Fund
Class Name	Founders Class Shares
Trading Symbol	CMIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Curasset Capital Management Limited Term Income Fund for the period of October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.curassetfunds.com/limited-term-income. You can also contact us at (800) 673-0550.
Additional Information Phone Number	(800) 673-0550
Additional Information Website	www.curassetfunds.com/limited-term-income
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Curasset Capital Management Limited Term Income Fund	$22	0.44%¹

¹	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[2]
Net Assets	$ 340,516,911
Holdings Count | Holdings	260
Advisory Fees Paid, Amount	$ 522,062
Investment Company, Portfolio Turnover	18.35%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2025)

Fund Net Assets	$340,516,911
Number of Holdings	260
Total Advisory Fee Paid	$522,062
Portfolio Turnover Rate	18.35%

Holdings [Text Block]	Sector Breakdown Asset Backed Bonds Corporate Bonds
Largest Holdings [Text Block]	Portfolio Composition Treasury Notes 52.18% Asset Backed Bonds 38.08% Corprorate Bonds 7.81% Money Market Fund 1.42% Futures Contracts 0.10% Exchange Traded Funds 0%²
²	Less than 0.005%.

[1]	Annualized.
[2]	Annualized.